Prepaid Expenses and Other (Details) - USD ($) $ in Thousands	Jan. 31, 2025	Jan. 31, 2024
Prepaid Expenses and Other
Prepaid expenses	$ 18,457	$ 16,909
Equity derivative contracts (Note 4)	$ 26,372	$ 16,206
Derivative Asset, Current, Statement of Financial Position [Extensible Enumeration]	Prepaid expenses and other	Prepaid expenses and other
Inventory	$ 715	$ 353
Prepaid expenses and other	$ 45,544	$ 33,468